UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/01

Check here if Amendment [ ] ; Amendment Number:
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address: 4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL 32250
Form 13F File Number : 28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Robyn Cebulko
Title:	Operations Manager
Phone:	(904) 543-0360

Signature, Place, and Date of Signing:

Robyn Cebulko  	Jacksonville Beach, FL		 08/14/01
[Signature] 	[City, State] 	 		[Date]

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:		 	0

Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		$122,288 (thousands)



List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



FORM 13F INFORMATION TABLE
VALUE SHARES/ SH/ PUT/ INVSTMT OTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

100ths Cpn Treasury COM 0 100000.000SH SOLE 100000.000
Aes Corporation COM 00130H105 2384 55372.000SH SOLE 55372.000
Agilent Technologies Inc. COM 00846U101 1173 36102.000SH SOLE 36102.000
Albertson's Incorporated COM 013104104 828 27625.000SH SOLE 27625.000
Allstate Corp Com COM 020002101 2583 58719.000SH SOLE 58719.000
America Online Inc Del Com COM 02364J104 1898 35806.000SH SOLE 35806.000
American International Group, COM 026874107 2979 34634.292SH SOLE 34634.292
American Natl Ins Co Com COM 028591105 665 8900.000 SH SOLE 8900.000
Banc One Corp. COM 06423A103 970 27100.000SH SOLE 27100.000
Bankamerica Corp. COM 060505104 1672 27852.000SH SOLE 27852.000
Bellsouth COM 079860102 346 8600.999 SH SOLE 8600.999
Biotech Holders Trust COM 09067D201 351 2650.000 SH SOLE 2650.000
Boeing COM 097023105 2200 39575.000SH SOLE 39575.000
Bristol Myers Squibb COM 110122108 3197 61136.000SH SOLE 61136.000
British Petroleum Corporation COM 055622104 595 11929.000SH SOLE 11929.000
Cascade Natural Gas COM 147339105 356 16725.000SH SOLE 16725.000
Charles Schwab & Company COM 808513105 1053 68846.000SH SOLE 68846.000
Cisco Sys Inc Com COM 17275R102 759 41723.000SH SOLE 41723.000
Citibank COM 172967101 1621 30679.939SH SOLE 30679.939
Coca Cola COM 191216100 726 16123.865SH SOLE 16123.865
Commercial Bancshares Florida COM 201607108 4207 197988.000SH SOLE 197988.000
Compass Bank COM 20449H109 1021 38540.000SH SOLE 38540.000
Constellation Energy COM 210371100 1402 32904.000SH SOLE 32904.000
Dell Corporation COM 247025109 900 34400.000SH SOLE 34400.000
Deluxe Corp Com COM 248019101 312 10800.000SH SOLE 10800.000
Eastman Chemical COM 277432100 313 6575.000 SH SOLE 6575.000
Emc Corp. COM 268648102 431 14825.000SH SOLE 14825.000
Emerson Electric COM 291011104 916 15145.000SH SOLE 15145.000
Exxon Corp COM 302290101 1452 16618.000SH SOLE 16618.000
First Union Corporation COM 337358105 209 5972.004 SH SOLE 5972.004
Florida Rock Industries COM 341140101 4561 97244.000SH SOLE 97244.000
Flowers Inc. Inc. COM 343496105 290 9261.000 SH SOLE 9261.000
General Electric COM 369604103 4855 99586.000SH SOLE 99586.000
H J Heinz COM 423074103 2451 59951.000SH SOLE 59951.000
Hawaiian Electric Industries COM 411 10750.000SH SOLE 10750.000
Hewlett Packard COM 428236103 3836 134109.204SH SOLE 134109.204
Hilton Hotel Corporation COM 432848109 195 16831.000SH SOLE 16831.000
Home Depot COM 437076102 3016 64788.955SH SOLE 64788.955
Imx Pharmaceuticals Com New COM 449730209 0 10000.000SH SOLE 10000.000
Intel Corp. COM 458140100 3443 117694.000SH SOLE 117694.000
International Business Machine COM 459200101 1870 16544.443SH SOLE 16544.443
J.P Morgan Chase & Co. COM 46625H100 355 7959.000 SH SOLE 7959.000
Johnson & Johnson COM 478160104 4256 85122.000SH SOLE 85122.000
Laservision Tech. COM 501803209 27 11500.000SH SOLE 11500.000
Loch Harris Inc Com New COM 539578203 3 25000.000SH SOLE 25000.000
Lucent Technologies COM 549463107 196 31564.541SH SOLE 31564.541
MCI Worldcom Communications COM 55268B106 1152 81144.000SH SOLE 81144.000
Mcdonalds Corp. COM 580135101 399 14732.470SH SOLE 14732.470
Mellon Bank Corp COM 585509102 3866 84038.000SH SOLE 84038.000
Merck & Co. Inc. COM 589331107 1601 25050.244SH SOLE 25050.244
Merrill Lynch & Co. Inc. COM 590188108 246 4150.000 SH SOLE 4150.000
Microsoft Corporation COM 594918104 397 5439.000 SH SOLE 5439.000
Motorola, Inc. COM 620076109 1173 70815.000SH SOLE 70815.000
Nordstrom, Inc. COM 655664100 577 31090.000SH SOLE 31090.000
Northern Trust Bank COM 665859104 281 4500.000 SH SOLE 4500.000
Oracle Corporation COM 68389X105 217 11400.000SH SOLE 11400.000
Park Place Entertainment COM 700690100 279 23031.000SH SOLE 23031.000
Parkway Holdings Ltd COM 5 10000.000SH SOLE 10000.000
Patriot Transportation Holding COM 304 19600.000SH SOLE 19600.000
Pepsico Inc. COM 713448108 2464 55744.339SH SOLE 55744.339
Pfizer COM 717081103 3399 84875.000SH SOLE 84875.000
Phillips Petroleum Co. COM 718507106 2690 47190.000SH SOLE 47190.000
Post Properties Inc. COM 737464107 1073 28350.000SH SOLE 28350.000
Procter & Gamble COM 742718109 300 4700.000 SH SOLE 4700.000
Protective Life Corp. COM 390 11340.000SH SOLE 11340.000
Regency Centers Corporation COM 758939102 537 21150.000SH SOLE 21150.000
Royal Dutch Petroleum Co. COM 780257804 2739 47000.000SH SOLE 47000.000
SBC Communications COM 78387G103 974 24302.000SH SOLE 24302.000
Safeco Corp. COM 786429100 1225 41525.000SH SOLE 41525.000
Safeway Stores Inc. COM 786514208 1401 29178.000SH SOLE 29178.000
Sony Corporation COM 835699307 615 9353.000 SH SOLE 9353.000
Sprint Corp. COM 852061100 273 12758.000SH SOLE 12758.000
St. Joe Corporation COM 790148100 310 11525.000SH SOLE 11525.000
Stein Mart, Inc. COM 858375108 155 14960.000SH SOLE 14960.000
Suntrust Banks Inc. COM 867914103 872 13455.000SH SOLE 13455.000
Synovus Financial Corp. COM 87161C105 363 11555.000SH SOLE 11555.000
Teco Energy Inc Com COM 872375100 206 6750.000 SH SOLE 6750.000
Verizon Wireless COM 2910 54397.000SH SOLE 54397.000
Vodafone Corp. COM 92857T107 520 23260.000SH SOLE 23260.000
Wachovia Corp. New COM 929771103 3979 55917.277SH SOLE 55917.277
Wal-Mart Stores COM 931142103 967 19807.000SH SOLE 19807.000
Walt Disney COM 254687106 519 17958.000SH SOLE 17958.000
Wyndham Intl Inc. Class A COM 25 10000.000SH SOLE 10000.000
Z-Tel Technologies Inc. COM 10305 7360800.000SH NONE 7360800.000
Dodge & Cox Balanced Fund 256201104 467 7052.868 SH SOLE 7052.868
Gabelli Asset Fund 362395105 345 9734.517 SH SOLE 9734.517
Janus Fund 471023101 1356 46449.269SH SOLE 46449.269
Janus Twenty Fund Inc 471023408 214 4856.565 SH SOLE 4856.565
Neuberger & Berman Guardian Fu 641224209 689 45943.263SH SOLE 45943.263
T Rowe Price Intl 77956H203 501 41241.420SH SOLE 41241.420
T. Rowe Price Eqity Inc Sh Ben 779547108 803 32490.552SH SOLE 32490.552
Wellesley Income Fund 921938106 359 17456.898SH SOLE 17456.898
KN Energy Inc. 8.25 Exp. 11/30 482620507 437 6700 SH SOLE 6700
Vanguard Short-Term Corporate 131 12142.582SH SOLE 12142.582
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